Share-based payments - Nexters Long-Term Incentive Plan (Details)	Jun. 30, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	6,470,300
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	2,330,000
Modification of Class B complex vesting option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	4,120,300
Modification of complex conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	20,000